Expense by Nature - Summary of Employee Benefits Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Expense By Nature [Abstract]
Wages, salaries and bonuses	¥ 2,518	¥ 2,020	¥ 1,616
Welfare, medical and other expenses	453	373	295
Share-based compensation expenses	752	569	519
Contribution to pension plans	192	42	97
Employee benefits expense	¥ 3,915	¥ 3,004	¥ 2,527